LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
Schedule of maturity of Operating Lease liability
Maturity of Operating Lease Liability
2024	155,883
2025	228,541
2026	166,808
2027 and thereafter	274,925
Total undiscounted operating lease payments	$826,157
Less: Imputed interest	(100,205)
Present value of operating lease liabilities	$725,952

Maturity of Operating Lease Liability
2024	350,428
2025	264,420
2026	199,155
2027 and thereafter	541,818
Total undiscounted operating lease payments	$1,355,821
Less: Imputed interest	(225,392)
Present value of operating lease liabilities	$1,130,429

Schedule of maturity of finance lease liability
Maturity of Lease Liability
2024	16,120
2025	13,522
2026	3,567
Total undiscounted finance lease payments	$33,209
Less: Imputed interest	(1,254)
Present value of finance lease liabilities	$31,955

Maturity of Lease Liability
2024	28,420
2025	5,337
Total undiscounted finance lease payments	$33,757
Less: Imputed interest	(1,274)
Present value of finance lease liabilities	$32,483